GOODWILL AND INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Goodwill And Intangible Assets

7. INTANGIBLE ASSETS

Intangible Assets

A reconciliation of the beginning and ending balances of intangible assets and accumulated amortization during the three months ended March 31, 2022 and intangible assets, net as of December 31, 2021 are as follows:

	Definite Life Intangibles	Indefinite Life Intangibles

	Technology/	Brands &
(in thousands)	Know How	Tradenames	Total
Costs
Balance—December 31, 2021	$3,258	$37,707	$40,965
Business acquisition	-	-	-
Agreement termination	-	-	-
Balance—March 31, 2022	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2021	$(209)	$-	$(209)
Agreement termination	-	-	-
Amortization	(82)	-	(82)
Other	-	-	-
Balance—March 31, 2022	$(291)	$-	$(291)

Net Book Value
December 31, 2021	$3,049	$37,707	$40,756

Net Book Value
March 31, 2022	$2,967	$37,707	$40,674

Intangible assets with finite lives are amortized over their estimated useful lives. Amortization periods of assets with finite lives are based on management’s estimates at the date of acquisition. The Company recorded amortization expense of $82 and $9 for the three months ended March 31, 2022, and 2021, respectively.

The Company estimates that amortization expense for our existing other intangible assets will be approximately $325 annually for each of the next ten fiscal years. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.

7. GOODWILL AND INTANGIBLE ASSETS

Goodwill

A reconciliation of the beginning and ending balances of goodwill during the year ended December 31, 2021 is as follows:

(in thousands)
Costs
Balance - December 31, 2020	$357
Additions	-
Business Acquisitions	-
Impairment	(357)
Balance - December 31, 2021	$-

The Company evaluates goodwill for impairment annually during the fiscal third quarter and when an event occurs, or circumstances change such that it is reasonably possible that impairment may exist. The Company accounts for goodwill and evaluates its goodwill balances and tests them for impairment in accordance with related accounting standards. As a result of its annual impairment assessment in the third quarter of fiscal 2021, the Company realized a $357 impairment of goodwill related to its investment in the assets of Acme Inc., a manufacturer of vape cartridges and disposable pens, which is recorded in general and administrative expenses in our consolidated financial statements for the year ended December 31, 2021.

Other Intangible Assets

A reconciliation of the beginning and ending balances of intangible assets and accumulated amortization during the years ended December 31, 2021 and 2020 are as follows:

	Definite Life Intangibles		Indefinite Life Intangibles
	Branding	Technology/	Brands &
(in thousands)	Rights	Know How	Tradenames	Total
Costs
Balance—December 31, 2020	$250	$208	$408	$866
Business acquisition	-	3,050	37,299	40,349
Agreement termination	(250)	-	-	(250)
Balance—December 31, 2021	$-	$3,258	$37,707	$40,965

Accumulated Amortization
Balance—December 31, 2020	$(93)	$(37)	$-	$(130)
Agreement termination	98	-	-	98
Amortization	(5)	(172)	-	(177)
Other	-	-	-	-
Balance—December 31, 2021	$-	$(209)	$-	$(209)

Net Book Value
December 31, 2020	$157	$171	$408	$736

Net Book Value
December 31, 2021	$-	$3,049	$37,707	$40,756

Intangible assets with finite lives are amortized over their estimated useful lives. Amortization periods of assets with finite lives are based on management’s estimates at the date of acquisition. The Company recorded amortization expense of $177, $64 and $71 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company estimates that amortization expense for our existing other intangible assets will be approximately $305 annually for each of the next nine and a half fiscal years. Actual amortization expense to be reported in future periods could differ from these estimates as a result of new intangible asset acquisitions, changes in useful lives or other relevant factors or changes.